Touchstone Sands Capital Select Growth Fund Expense Example - Touchstone Sands Capital Select Growth Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 611
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	1,828
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	605
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	2,317
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,105
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	656
Expense Example, with Redemption, 10 Years	1,451
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,043
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	$ 990